UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   DECEMBER 31, 2003
                                               -----------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      227 West Monroe Street, Suite 4800
                 --------------------------------------
                 Chicago, Illinois  60606
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 263-7777
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     02/13/04
   ------------------------    -------------------------   -------------
         [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                                   Page 1 of 3
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                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          27
                                        --------------------

Form 13F Information Table Value Total:       231,261
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
     1              28-6770                  BVF Partners L.P.
   ----       --------------------           --------------------

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                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)

                                                 Name of Reporting Manager: BVF Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- ---------  -------- ------------------- ------------ ---------- ------------------------
                                                       VALUE      SHRS    SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)    PRN     PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------- ---------------- ---------  -------- ---------  --- ---- ------------ ---------  -------- -------- ------
ACLARA BIOSCIENCES, INC.           COMMON  00461P106      135      37,000  Sh        Defined        1           37,000
ADVANCED MAGNETICS, INC.           COMMON  00753P103   19,495   1,499,633  Sh        Defined        1        1,499,633
APPLIED MOLECULAR EVOLUTION, INC.  COMMON  03823E108   57,807   3,242,092  Sh        Defined        1        3,242,092
ARENA PHARMACEUTICALS, INC.        COMMON  040047102   21,132   3,408,412  Sh        Defined        1        3,408,412
ARQULE INC                         COMMON  04269E107   12,586   2,579,023  Sh        Defined        1        2,579,023
ARRAY                              COMMON  04269X105    4,048     711,500  Sh        Defined        1          711,500
ATHEROGENICS, INC.                 COMMON  047439104    1,580     106,328  Sh        Defined        1          106,328
AUTOIMMUNE INC.                    COMMON  052776101    5,696   3,605,297  Sh        Defined        1        3,605,297
CORTECH, INC.                      COMMON  22051J308    2,204     762,466  Sh        Defined        1          762,466
DENDREON CORP                      COMMON  24823Q107      100      12,401  Sh        Defined        1           12,401
DOV PHARMACEUTICAL INC.            COMMON  259858108      541      40,500  Sh        Defined        1           40,500
ENCLYSIVE PHARMACEUTICALS INC      COMMON  29256X107    1,343     150,000  Sh        Defined        1          150,000
EPIMMUNE INC.                      COMMON  29425Y101      171      94,700  Sh        Defined        1           94,700
FLAMEL TECHNOLOGIES SP ADR         COMMON  338488109   13,759     513,605  Sh        Defined        1          513,605
GENAERA CORPORATION                COMMON  36867G100    1,454     444,561  Sh        Defined        1          444,561
IMMUNOGEN, INC.                    COMMON  45253H101    1,001     198,300  Sh        Defined        1          198,300
INSMED INCORPORATED                COMMON  457669208    8,613   2,900,132  Sh        Defined        1        2,900,132
NEUROCRINE BIOSCIENCES, INC.       COMMON  64125C109      654      12,000  Sh        Defined        1           12,000
NEUROGEN CORPORATION               COMMON  64124E106   21,295   2,531,849  Sh        Defined        1        2,531,849
PALATIN TECHNOLOGIES INC.          COMMON  696077304      123      49,077  Sh        Defined        1           49,077
PARADIGM GENETICS, INC.            COMMON  69900R106      116      78,700  Sh        Defined        1           78,700
PHARMACYCLICS, INC.                COMMON  716933106    1,200     161,900  Sh        Defined        1          161,900
REPLIGEN CORPORATION               COMMON  759916109    2,292     524,459  Sh        Defined        1          524,459
ZONAGEN, INC.                      COMMON  98975L108    1,078     582,743  Sh        Defined        1          582,743
AMGEN INC. APRIL 45 PUT            OPTION  031162950    6,179     100,000  Put       Defined        1          100,000
CHIRON CORP JANUARY 40 PUT         OPTION  170040959    9,231     162,000  Put       Defined        1           162,00
GENETECH INC. JANUARY 75/80  PUT   OPTION  368710956   37,428     400,000  Put       Defined        1          400,000
                                                  -----------  ----------                                   ----------
                                                      231,261  24,908,678                                   24,908,678
                                                  ===========  ==========                                   ==========


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